Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosre of major classes of assets and liabilities held for sale

	At
	30 Jun	31 Dec
	2023	2022
	$m	$m
Disposal groups	94,995	118,055
Unallocated impairment losses[1]	(298)	(2,385)
Non-current assets held for sale[2]	783	249
Assets held for sale	95,480	115,919
Liabilities of disposal groups held for sale	87,241	114,597
1 This represents impairment losses in excess of the carrying value of the non-current assets included in the measurement scope of IFRS 5.
2 Includes $0.5bn of US commercial real estate loans classified as held for sale at 30 June 2023.
Disclosure of analysis of single amount of discontinued operations
At 30 June 2023, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Canada	Oman	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	3,541	576	1,109	5,226
Trading assets	2,273	—	6	2,279
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	—	—	15
Derivatives	584	—	1	585
Loans and advances to banks	76	891	182	1,149
Loans and advances to customers	55,932	2,975	303	59,210
Reverse repurchase agreements – non-trading	3,254	—	125	3,379
Financial investments[1]	17,424	1,418	21	18,863
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	3,913	128	23	4,064
Total assets at 30 Jun 2023	87,237	5,988	1,770	94,995

Liabilities of disposal groups held for sale
Trading liabilities	1,903	—	2	1,905
Deposits by banks	175	77	1	253
Customer accounts	59,813	4,878	1,463	66,154
Repurchase agreements – non-trading	2,615	—	—	2,615
Derivatives	788	—	—	788
Debt securities in issue	9,127	—	—	9,127
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,975	383	33	6,391
Total liabilities at 30 Jun 2023	80,404	5,338	1,499	87,241

Expected date of completion	First half of 2024	Second half of 2023
Operating segment	All global businesses	All global businesses
1 Includes financial investments measured at fair value through other comprehensive income of $12,119m and debt instruments measured at amortised cost of $6,744m.
Disclosure of detailed information about business combination
The details of the business combination are as follows:

At
13 March
2023
$m
Fair value of assets acquired	11,291
Fair value of liabilities acquired	(9,784)
Fair value of net assets acquired	1,507

Provisional gain on acquisition	1,507
Consideration transferred settled in cash	—
Cash and cash equivalents acquired	1,243
Net cash inflow on acquisition	1,243